STAPLED UNITHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of classes of share capital [abstract]
Summary of reconciliation of the changes in unit-based compensation
A reconciliation of the changes in the DSUs outstanding is presented below:

	2023		2022
	Number (000s)	Weighted Average Grant Date Fair Value	Number (000s)	Weighted Average Grant Date Fair Value
DSUs outstanding, January 1	101	$64.58	85	$58.50
New grants and distributions	22	70.71	16	97.41
DSUs outstanding, December 31	123	$65.70	101	$64.58
A reconciliation of the changes in notional stapled units outstanding under the Restricted Stapled Unit Plan is presented below:

	2023		2022
	Number (000s)	Weighted Average Grant Date Fair Value	Number (000s)	Weighted Average Grant Date Fair Value
RSUs and PSUs outstanding, January 1	124	$87.18	128	$67.19
New grants and distributions(1)	80	71.80	58	101.30
Forfeited	(3)	81.54	—	88.02
PSUs added by performance factor	27	83.37	27	96.22
Settled in cash	(42)	80.32	(45)	69.89
Settled in stapled units	(41)	80.32	(44)	69.89
RSUs and PSUs outstanding, December 31(2)	145	$81.93	124	$87.18
(1)Includes 40.1 RSUs and 34.4 PSUs granted during the year ended December 31, 2023 (2022 — 29.6 RSUs and 22.0 PSUs).
(2)Total restricted stapled units outstanding at December 31, 2023 include a total of 58.4 RSUs and 86.8 PSUs granted (2022 — 47.3 RSUs and 76.2 PSUs).
Schedule of share-based payment award, performance share units, valuation assumptions

Grant date	January 1, 2023, January 1, 2022 and January 1, 2021
PSUs outstanding	86,811
Weighted average term to expiry	1.1 years
Average volatility rate	22.5%
Weighted average risk free interest rate	2.5%

Schedule of unit-based compensation expense recognized in general and administrative expenses
The Trust's unit-based compensation expense (recovery) recognized in general and administrative expenses was:

Years ended December 31,	2023	2022

DSUs for trustees/directors(1)	$2,431	$(2,002)
Restricted Stapled Unit Plan for executives and employees	7,782	1,835
Unit-based compensation expense (recovery)	$10,213	$(167)

Fair value remeasurement expense (recovery) included in the above:
DSUs for trustees/directors	$844	$(3,534)
Restricted Stapled Unit Plan for executives and employees	3,107	(2,733)
Total fair value remeasurement expense (recovery)	$3,951	$(6,267)
(1)In respect of fees mandated and elected to be taken as DSUs.

Schedule of accumulated other comprehensive income
Accumulated other comprehensive income consists of the following:

As at December 31,	2023	2022
Foreign currency translation gains on investments in subsidiaries, net of related hedging activities and non-controlling interests(1)	$254,364	$324,484
Fair value gains on derivatives designated as net investment hedges	52,056	89,048
	$306,420	$413,532
(1)Includes foreign currency translation gains and losses from non-derivative financial instruments designated as net investment hedges.